[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21926
MORGAN STANLEY CHINA A SHARE FUND, INC.
(Exact name of registrant as specified in charter) CIK: 0001368493
522 FIFTH AVENUE, NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 522 FIFTH AVENUE, NEW YORK, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	3/31/08

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley China A Share Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2008 (unaudited)

	Shares	Value (000)
COMMON STOCKS (86.4%)
(Unless Otherwise Noted)
Airlines (4.7%)
Air China Ltd.	12,758,847	$30,182
Beverages (2.4%)
Kweichow Moutai Co., Ltd.	573,938	15,410
Commercial Banks (20.2%)
China Construction Bank Corp.	(a)51,858,930	50,558
China Merchants Bank Co., Ltd.	13,190,296	60,955
Huaxia Bank Co., Ltd.	9,144,819	18,367
		129,880
Electronic Equipment & Instruments (1.8%)
BYD Electronic International Co., Ltd.	(a)9,157,500	11,690
Machinery (8.5%)
Guangxi Liugong Machinery Co., Ltd.	6,075,000	22,699
Zhengzhou Yutong Bus Co., Ltd.	8,899,288	31,798
		54,497
Marine (2.8%)
China COSCO Holdings Co., Ltd., ‘H’	(a)4,775,982	18,182
Metals & Mining (19.6%)
Angang Steel Co., Ltd.	7,508,889	20,828
Baoshan Iron & Steel Co., Ltd.	9,951,915	17,648
Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd.	8,796,456	33,566
Tangshan Iron & Steel Co.	6,523,712	14,853
Wuhan Iron & Steel Co., Ltd.	19,414,675	39,403
		126,298
Oil, Gas & Consumable Fuels (11.6%)
Anhui Hengyuan Coal Industry & Electricity Power Co., Ltd.	4,620,082	23,245
Henan Shen Huo Coal Industry & Electricity Power Co., Ltd.	3,613,912	20,671
Shanxi Xishan Coal & Electricity Power Co., Ltd.	5,258,000	30,765
		74,681
Real Estate (3.5%)
China Merchants Property Development Co., Ltd.	3,454,908	22,701
Road & Rail (5.0%)
Daqin Railway Co., Ltd.	13,042,000	32,209
Specialty Retail (0.5%)
GOME Electrical Appliances Holdings Ltd.	1,406,000	3,228
Transportation Infrastructure (5.8%)
Guangzhou Baiyun International Airport Co., Ltd.	8,393,618	16,790
Jiangxi Ganyue Expressway Co., Ltd.	9,992,999	20,689
		37,479
TOTAL COMMON STOCKS (Cost $333,576)		556,437

SHORT-TERM INVESTMENT (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $1,686)	(b)1,686,492	1,686
TOTAL INVESTMENTS + (86.7%) (Cost $335,262)		(c)558,123
OTHER ASSETS IN EXCESS OF LIABILITIES (13.3%)		85,992
NET ASSETS (100%)		$644,115

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $5,000 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $235,000. During the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $119,000 and $118,000, respectively.

(c)

The approximate market value and percentage of the investments, $556,436,000 and 99.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $335,262,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $222,861,000 of which $264,458,000 related to appreciated securities and $41,597,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
Currency				In			Appreciation
to Deliver		Value	Settlement	Exchange for		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
HKD	886	$114	4/1/08	USD	114	$114	$ (@—)

HKD	— Hong Kong Dollar
USD	— United States Dollar
@	Value is less than $500.

Notes to Portfolio of Investments (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical investments
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
	Securities	Instruments*
Valuation Inputs	(000)	(000)
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	558,123	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$558,123	$—

*Other financial instruments include futures, forwards and swap contracts.

At March 31, 2008 there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

Security Valuation – Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley China A Share Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 20, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 20, 2008